Fair Value - Assets and Liabilities Recorded at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Investment securities	$ 5,363,696	$ 4,027,265
Fair Value, Measurements, Recurring
Assets
Investment securities	5,363,696	4,027,265
Other assets	32,393	11,002	$ 6,060
Liabilities
Other liabilities	(52,629)	(23,122)	(19,995)
Total
Net Assets (Liabilities)	5,343,460	4,015,145	4,957,676
Fair Value, Measurements, Recurring | Level 2
Assets
Investment securities	5,363,696	4,027,265
Other assets	32,393	11,002	4,295
Liabilities
Other liabilities	(44,703)	(23,122)	(19,995)
Total
Net Assets (Liabilities)	5,351,386	4,015,145	$ 4,951,695
Fair Value, Measurements, Recurring | Level 3
Liabilities
Other liabilities	(7,926)
Total
Net Assets (Liabilities)	(7,926)
U.S. Treasury securities
Assets
Investment securities	308,489	499,976
U.S. Treasury securities | Fair Value, Measurements, Recurring
Assets
Investment securities	308,488	499,976
U.S. Treasury securities | Fair Value, Measurements, Recurring | Level 2
Assets
Investment securities	308,488	499,976
Government-sponsored enterprises debt securities
Assets
Investment securities	189,893	95,824
Government-sponsored enterprises debt securities | Fair Value, Measurements, Recurring
Assets
Investment securities	189,893	95,824
Government-sponsored enterprises debt securities | Fair Value, Measurements, Recurring | Level 2
Assets
Investment securities	189,893	95,824
Government agency mortgage-backed securities
Assets
Investment securities	204,958	55,982
Government agency mortgage-backed securities | Fair Value, Measurements, Recurring
Assets
Investment securities	204,958	55,982
Government agency mortgage-backed securities | Fair Value, Measurements, Recurring | Level 2
Assets
Investment securities	204,958	55,982
Government-sponsored enterprises mortgage-backed securities
Assets
Investment securities	9,000	10,745
Government-sponsored enterprises mortgage-backed securities | Fair Value, Measurements, Recurring
Assets
Investment securities	9,000	10,745
Government-sponsored enterprises mortgage-backed securities | Fair Value, Measurements, Recurring | Level 2
Assets
Investment securities	9,000	10,745
Non-government mortgage-backed securities
Assets
Investment securities		157
Non-government mortgage-backed securities | Fair Value, Measurements, Recurring
Assets
Investment securities		157
Non-government mortgage-backed securities | Fair Value, Measurements, Recurring | Level 2
Assets
Investment securities		157
Non-government asset-backed securities
Assets
Investment securities	19,494	95,310
Non-government asset-backed securities | Fair Value, Measurements, Recurring
Assets
Investment securities	19,494	95,310
Non-government asset-backed securities | Fair Value, Measurements, Recurring | Level 2
Assets
Investment securities	19,494	95,310
Collateralized mortgage obligations: Government agency
Assets
Investment securities	3,543,652	2,239,934
Collateralized mortgage obligations: Government agency | Fair Value, Measurements, Recurring
Assets
Investment securities	3,543,653	2,239,934
Collateralized mortgage obligations: Government agency | Fair Value, Measurements, Recurring | Level 2
Assets
Investment securities	3,543,653	2,239,934
Collateralized mortgage obligations: Government-sponsored enterprises
Assets
Investment securities	1,088,210	1,029,337
Collateralized mortgage obligations: Government-sponsored enterprises | Fair Value, Measurements, Recurring
Assets
Investment securities	1,088,210	1,029,337
Collateralized mortgage obligations: Government-sponsored enterprises | Fair Value, Measurements, Recurring | Level 2
Assets
Investment securities	$ 1,088,210	$ 1,029,337